Intangible assets, net (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 202,000	$ 257,000	$ 218,000
Weighted average remaining useful life	1 year 9 months	1 year 9 months